Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Other Current Liabilities [Line Items]
Other Current Liabilities

6.    Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Short-term share-based compensation liability	$—	$4,440
Taxes, other than income taxes	3,793	3,796
Income taxes payable	592	1,368
Goods received not invoiced	8,901	1,320
Refunds and warranties reserve	1,660	1,227
Media accrual	636	1,053
Freight and fulfillment	2,746	1,020
Deferred revenue	1,013	914
Payroll and related	1,101	581
Professional fees	1,569	—
Other	1,280	335
	$23,291	$16,054

6.    Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	December 31,
	2020	2019
Short-term share-based compensation liability	$4,440	$—
Taxes, other than income taxes	3,796	1,528
Income taxes payable	1,368	—
Goods received not invoiced	1,320	1,779
Refunds and warranties reserve	1,227	186
Media accrual	1,053	412
Freight and fulfillment	1,020	14
Deferred revenue	914	—
Payroll and related	581	72
Accrued interest	—	259
Other	335	170
	$16,054	$4,420